Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	Roxbury Funds
Central Index Key	0001359057
Amendment Flag	false
Document Creation Date	Oct. 25, 2013
Document Effective Date	Nov. 01, 2013
Prospectus Date	Nov. 01, 2013
Roxbury/Hood River Small-Cap Growth Fund - Institutional Shares | Roxbury/Hood River Small-Cap Growth Fund - Institutional Shares
Risk/Return:
Trading Symbol	RSCIX
Roxbury/Mar Vista Strategic Growth Fund - Institutional Shares | Roxbury/Mar Vista Strategic Growth Fund - Institutional Shares
Risk/Return:
Trading Symbol	RMSIX